Stock Award Plans and Stock Based Compensation - Valuation Assumptions (Details) - Options - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of option grants	5 years	5 years
Dividends assumption	$ 0	$ 0
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.50%	0.59%
Expected volatility of underlying stock	37.24%	37.21%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.76%	1.26%
Expected volatility of underlying stock	37.45%	38.15%